Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Description of foreign currency and translation	Asset and liability accounts at December 31, 2018, and 2017 were translated at RMB 1.00 to US $0.1457 and at RMB 1.00 to US $0.1536, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rates. The average translation rates applied to the statements of operations for the years ended December 31, 2018, 2017 and 2016 were RMB 1.00 to US $0.1452, RMB 1.00 to US $0.1480 and RMB 1.00 to US $0.1505, respectively.
Maximum percentage of tax benefit	50.00%
Minimum percentage of respective registered capital	10.00%
Minimum percentage of after-tax profits to statutory reserve	50.00%
Accumulated amounts of statutory reserves	$ 6,838,628	$ 721,818
Statutory reserves not available for distribution	86,542,277	59,739,451
Statutory reserve fund	6,838,628	721,818
Advertising expense	$ 753,413	434,190	$ 737,452
Total Net Revenues [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years ended December 31, 2018, 2017 and 2016.
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were four and two (two from related parties) customers that accounted for 64% and 44% (44% from related parties) of the Group's carrying amount of accounts receivable as of December 31, 2018, and 2017, respectively.
Payable or Accrued Expenses [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were three (two from related parties) and three (three from related parties) service providers that accounted for 47% (36% from related parties) and 62% (62% from related parties) of the Group's payable or accrued expenses as of December 31, 2018, and 2017.
Sales and Marketing Expenses [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were three (two from related parties), three (one from related parties), and two (two from related parties) service providers that accounted for 67% (32% from related parties), 55% (12% from a related party), and 30% (30% from related parties) of the Group's carrying amount of the sales and marketing expenses during the years ended December 31, 2018, 2017, and 2016, respectively.
Origination and Servicing Expenses [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were one, two (one from a related party), and two (one from a related party) service providers that accounted for 11%, 24% (13% from a related party), 38% (16% from a related party) of the Group's carrying amount of the origination and servicing expenses during the years ended December 31, 2018, 2017, and 2016, respectively.
Total Loan Facilitated [Member] | Asset Cooperative Institutions [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were three (one from a related party), four (two from related parties), and two (one from a related party) asset cooperative institutions that accounted for 55% (17% from a related party), 57% (26% from a related party), and 43% (20% from a related party) of the total loan facilitated as of December 31, 2018, 2017 and 2016, respectively.
Total Loan Facilitated [Member] | Funding Cooperative Institutions [Member]
Summary of Significant Accounting Policies (Textual)
Description of concentration of credit risk	There were two (two from related parties), two (two from related parties), and one (one from a related party) funding cooperative institutions that accounted for 64% (64% from related parties), 39% (39% from related parties) and 39% (39% from related parties), of the total loan facilitated as of December 31, 2018, 2017 and 2016, respectively.
PRC [Member]
Summary of Significant Accounting Policies (Textual)
Deposited in financial institutions	$ 136,238,314	33,234,949
Certificates of deposit	129,182,053
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Deposited in financial institutions	$ 18,001,644	$ 1,832,788
Yinghua Wealth [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of non-controlling interest	8.09%	8.09%	16.07%
Haikou United Rural Commercial Bank Co., Ltd. [Member]
Summary of Significant Accounting Policies (Textual)
Cash deposit	$ 2,705,237	$ 825,175
Bad debt allowance	$ 713,080	$ 0